Average Annual Total Returns		12 Months Ended	58 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%		13.15%	14.29%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.66%		6.65%	12.49%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%		6.09%	9.62%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	13.68%	14.42%	14.82%
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.60%		8.67%	11.01%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.37%		13.59%	14.59%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.91%		11.33%	10.53%
75/25 Blended DJIA/Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.25%		9.64%	10.52%
Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.92%		11.58%	13.11%
50/50 Blended DJIA/Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.67%		7.27%	7.77%
S&P 500® Energy Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.67%		23.78%	8.32%
Alerian US Midstream Energy Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.73%		28.23%	12.92%
AGA Stock Index (reflects no deduction forfees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.24%		12.65%	10.18%
Russell/Nomura Total Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		27.51%		7.23%	8.12%
TOPIX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.79%		7.02%	7.92%
Russell/Nomura Small Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		29.53%		5.96%	7.07%
Russell 1000® Index Financials (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.65%		16.79%	15.03%
Russell 2000® Index Financials (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.85%		9.16%	8.85%
Nasdaq Composite Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		21.14%		13.35%	17.66%
S&P 500® Equal Weight Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.43%	8.34%
Hennessy Energy Transition Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.48%		24.87%	9.11%
Hennessy Energy Transition Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.34%		23.68%	8.59%
Hennessy Energy Transition Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.49%		19.87%	7.18%
Hennessy Energy Transition Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		12.86%		25.30%	9.43%
Hennessy Midstream Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]	(0.74%)		23.86%	7.38%
Hennessy Midstream Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	(1.76%)		22.99%	6.96%
Hennessy Midstream Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	0.32%		19.57%	5.91%
Hennessy Midstream Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		(0.47%)		24.17%	7.65%
Hennessy Technology Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		15.38%		9.00%	13.11%
Hennessy Technology Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.45%		5.79%	10.30%
Hennessy Technology Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.39%		6.08%	9.79%
Hennessy Technology Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		15.61%		9.27%	13.40%
Hennessy Sustainable ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.18%	6.69%
Performance Inception Date			Mar. 15, 2021
Hennessy Sustainable ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.91%	6.53%
Hennessy Sustainable ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.21%	5.23%
Hennessy Cornerstone Growth Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		4.78%		15.11%	11.08%
Hennessy Cornerstone Growth Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.78%		13.08%	9.86%
Hennessy Cornerstone Growth Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.83%		11.78%	8.88%
Hennessy Cornerstone Growth Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		5.09%		15.49%	11.44%
Hennessy Focus Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		26.73%		11.65%	10.94%
Hennessy Focus Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.87%		6.63%	7.01%
Hennessy Focus Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.83%		8.51%	8.12%
Hennessy Focus Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		27.22%		12.07%	11.35%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		2.68%		18.72%	12.74%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.51%		16.16%	10.31%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.71%		14.71%	9.73%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		3.04%		19.16%	13.15%
Hennessy Cornerstone Large Growth Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		7.41%		9.76%	10.11%
Hennessy Cornerstone Large Growth Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.95%		7.54%	8.12%
Hennessy Cornerstone Large Growth Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.45%		7.46%	7.86%
Hennessy Cornerstone Large Growth Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.70%		10.08%	10.42%
Hennessy Cornerstone Value Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		18.27%		13.59%	10.48%
Hennessy Cornerstone Value Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.30%		12.02%	8.61%
Hennessy Cornerstone Value Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.21%		10.67%	8.05%
Hennessy Cornerstone Value Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		18.60%		13.85%	10.73%
Hennessy Total Return Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		14.29%		7.57%	6.84%
Hennessy Total Return Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.68%		6.47%	5.49%
Hennessy Total Return Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.86%		5.79%	5.22%
Hennessy Equity and Income Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		6.73%		5.49%	6.60%
Hennessy Equity and Income Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.00%		3.46%	4.65%
Hennessy Equity and Income Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.94%		4.15%	4.99%
Hennessy Equity and Income Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.24%		5.88%	7.01%
Hennessy Balanced Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		9.89%		4.96%	4.84%
Hennessy Balanced Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.34%		4.11%	3.78%
Hennessy Balanced Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.15%		3.74%	3.66%
Hennessy Gas Utility Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		10.40%		11.90%	9.13%
Hennessy Gas Utility Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.55%		9.62%	7.13%
Hennessy Gas Utility Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.22%		9.14%	7.00%
Hennessy Gas Utility Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		10.70%		12.24%	9.43%
Hennessy Japan Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		14.50%		2.34%	8.60%
Hennessy Japan Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.12%		1.00%	7.91%
Hennessy Japan Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.57%		1.53%	6.92%
Hennessy Japan Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		14.88%		2.72%	9.03%
Hennessy Japan Small Cap Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		28.89%		5.29%	9.60%
Hennessy Japan Small Cap Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.33%		4.58%	9.06%
Hennessy Japan Small Cap Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.78%		4.23%	7.95%
Hennessy Japan Small Cap Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		29.42%		5.71%	10.01%
Hennessy Large Cap Financial Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		22.00%		7.90%	10.36%
Hennessy Large Cap Financial Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.85%		6.80%	9.59%
Hennessy Large Cap Financial Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.53%		6.05%	8.40%
Hennessy Large Cap Financial Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		22.41%		8.26%	10.75%
Hennessy Small Cap Financial Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		12.78%		10.64%	8.61%
Hennessy Small Cap Financial Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.13%		9.10%	7.08%
Hennessy Small Cap Financial Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.49%		8.32%	6.70%
Hennessy Small Cap Financial Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		13.17%		11.03%	8.99%

[1]	Prior to the reorganization that took place on October 26, 2018, Investor Class shares of the Fund were subject to a sales charge (load) on purchases. In connection with the reorganization, performance information has been restated to reflect the removal of the sales load.
[2]	Prior to the reorganization that took place on October 26, 2018, Investor Class shares of the Fund were subject to a sales charge (load) on purchases. In connection with the reorganization, performance information has been restated to reflect the removal of the sales load.